PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed balance sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	$ 880	¥ 6,125	¥ 12,887
Amounts due from related parties	80	555	269
Other current assets	1,837	12,790	2,078
Total current assets	3,185	22,171	20,852
Non-current assets:
Other assets	144	1,000	1,462
TOTAL ASSETS	7,611	52,982	52,762
Current liabilities:
Short-term debt	5,540	38,568	25,961
Amounts due to related parties	660	4,597	28,687
Accrued expenses and other current liabilities	2,698	18,782	10,859
TOTAL LIABILITIES	9,898	68,906	75,155
Shareholders' deficit:
Ordinary shares			569
Additional paid-in capital	37,021	257,736	152,367
Accumulated deficits	(39,712)	(276,476)	(174,353)
Accumulated other comprehensive (loss) income	303	2,110	(976)
Total AnPac Bio-Medical Science Co., Ltd. shareholders' deficit	(2,294)	(15,973)	(22,393)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	7,611	52,982	52,762
Parent Company | Reportable Legal Entity
Current assets:
Cash and cash equivalents	6	44	3,703
Amounts due from related parties	14,322	99,704	53,672
Other current assets	125	872	82
Total current assets	14,453	100,620	57,457
Non-current assets:
Investments in subsidiaries	(10,383)	(72,289)	(49,811)
Other assets	109	760	851
TOTAL ASSETS	4,179	29,091	8,497
Current liabilities:
Short-term debt	3,529	24,568	17,961
Amounts due to related parties	2,613	18,194	12,600
Accrued expenses and other current liabilities	331	2,302	329
TOTAL LIABILITIES	6,473	45,064	30,890
Shareholders' deficit:
Ordinary shares			569
Additional paid-in capital	37,021	257,736	152,367
Accumulated deficits	(39,712)	(276,476)	(174,353)
Accumulated other comprehensive (loss) income	303	2,110	(976)
Total AnPac Bio-Medical Science Co., Ltd. shareholders' deficit	(2,294)	(15,973)	(22,393)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	4,179	29,091	¥ 8,497
Class A Ordinary Shares
Shareholders' deficit:
Ordinary shares	67	466
Class A Ordinary Shares | Parent Company | Reportable Legal Entity
Shareholders' deficit:
Ordinary shares	67	466
Class B Ordinary Shares
Shareholders' deficit:
Ordinary shares	27	191
Class B Ordinary Shares | Parent Company | Reportable Legal Entity
Shareholders' deficit:
Ordinary shares	$ 27	¥ 191